Convertible Loan	6 Months Ended
Jun. 30, 2018
Convertible Loan [Abstract]
CONVERTIBLE LOAN

NOTE 4:- CONVERTIBLE LOAN

a.	On April 17, 2018, the company entered into a convertible loan agreement with Cure Pharmaceutical Holding Corp. (“Cure”) (the “Convertible Loan Agreement”), a US-based company. Under the Convertible Loan Agreement, the company lent to Cure an amount of $500,000 (the “Loan”). The maturity date of the Loan, together with an interest at a rate of nine percent (9%) per annum, will be on January 31, 2019 (“the Maturity Date”), or the Company may instruct Cure, prior to the Maturity Date, to repay the Loan amount together with all interest accrued thereon in lieu of the conversion, in which case Cure will effect such repayment on the Maturity Date:

Conversion of the Loan will be upon one of the following:

1.	In the event of the consummation by Cure, on or before the Maturity Date, of a transaction or series of related transactions, in which Cure issues equity securities of its company in consideration of at least $4,000,000 (a “Financing”), then the outstanding Loan abovementioned, shall be automatically converted, immediately prior to the consummation of such Financing, into such number of shares issued by Cure in the Financing, equal to the outstanding Loan amount divided by a price per share equal to 75% of the lowest price per share paid to Cure in the Financing.

2.	In the event the Financing is not consummate by the Maturity Date, then the outstanding Loan amount, as of the Maturity Date, not previously converted hereunder, shall be automatically converted, on the Maturity Date, into such number of shares issued by Cure in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion.

In addition, according to the Convertible Loan Agreement, there is an option for a voluntary conversion on the Loan (“the Voluntary Conversion Option”). According to the Voluntary Conversion option, unless earlier converted pursuant to abovementioned, at the election of the Company, the entire then outstanding Loan amount shall be converted into that number of shares of the most senior class of shares of Cure existing at the time of such conversion, at a price per share equal to 75% of the average of the closing prices of Cure’s common stock over the thirty consecutive trading days prior to the delivery of the notice of conversion by the Company to Cure.

As of June 30, 2018, the Loan was not converted or repaid.

b.	Valuation process and techniques:

Valuations are the responsibility of the Company’s management and the board of directors of the Company.

The valuation of the Loan was set at fair value, as required in IFRS 9, “Financial Instruments”, and performed by an external independent valuator according to IFRS 13, “Fair value measurement”, and was categorized as Level 3 by the Company.

The Company’s management considers the appropriateness of the valuation methods and inputs, and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

c.	General Overview of Valuation Approaches used in the Valuation:

Fair Value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Hereunder is a brief discussion of the above-mentioned methodology:

The valuation methodology which was used in order to measure the Loan was a method that takes into account the market’s risk-free rate, which evaluates the present value of the future cash flows which a shareholder anticipates to gain from holding the financial asset.

This methodology is according to the Income Approach which takes into account the risk-free rate and the expected gain from the holding of the financial asset.

The fair value was measured by the following parameters:

●	The Convertible Loan Agreement annually interest rate (9%).

●	Risk free rate - The US Treasury bill yield rate (2.15%).

●	The loan’s time to maturity in years - 0.786.

●	Period for capitalization - 0.589

d.	Description of significant unobservable inputs to valuation:

The Loan’s valuation technique that had been chosen is an economic model that takes into account the loans features, and it is measured by fair value through profit or loss. The interest rate is based on a risk-free interest of government bond for 0.589 years.

e.	Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

USD in thousands

Balance at April 19, 2018	$500
Finance income	205

Balance at June 30, 2018	$705